Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Institutional Class | Wasatch World Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH WORLD INNOVATORS FUND® — SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund’s Institutional Class remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in domestic and foreign growth companies that we believe are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed. Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect that a significant portion of the Fund’s assets will be invested in equity securities of companies that have significant non-U.S. economic risk exposure. Equity securities include common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds). We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, at least 40% of its assets outside the United States, or if conditions are not favorable, 30% of its assets outside the United States).

We will use a process of “bottom-up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalizations of less than US$5 billion at the time of purchase.

We have defined two broad categories that we believe are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.

		The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, consumer staples, financials, health care, industrials and information technology.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, consumer staples, financials, health care, industrials and information technology.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing, and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector include companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining, and construction, and can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

		Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Institutional Class is new and does not have a full calendar year of performance. The following tables provide information on how the Investor Class shares of the Fund have performed over time. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The past performance, before and after taxes, is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the Fund’s best and worst quarterly performance for the years shown in the bar chart. The average annual total returns table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com. Effective April 1, 2011, the Wasatch World Innovators Fund changed its name from the Wasatch Global Science & Technology Fund and changed its principal strategies and primary comparison benchmark index. The bar chart, best and worst quarterly returns and average annual total returns table include performance prior to these changes.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The average annual total returns table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Institutional Class is new and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH WORLD INNOVATORS FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/2009	27.41%
Worst — 12/31/2008	-30.07%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Investor Class shares are not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from the capital losses that would have been incurred.
Institutional Class | Wasatch World Innovators Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.50%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,725
10 Years	rr_ExpenseExampleYear10	$ 3,802
Institutional Class | Wasatch World Innovators Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	13.17%
2008	rr_AnnualReturn2008	(52.75%)
2009	rr_AnnualReturn2009	67.48%
2010	rr_AnnualReturn2010	24.46%
2011	rr_AnnualReturn2011	4.53%
2012	rr_AnnualReturn2012	18.04%
2013	rr_AnnualReturn2013	33.70%
2014	rr_AnnualReturn2014	(3.68%)
2015	rr_AnnualReturn2015	6.20%
2016	rr_AnnualReturn2016	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.07%)
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	10.56%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Institutional Class | Wasatch World Innovators Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	8.88%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Institutional Class | Wasatch World Innovators Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	8.35%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Institutional Class | Wasatch World Innovators Fund | MSCI All Country (AC) World Investable Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.36%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.61%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[2]

[1]	Wasatch Advisors, Inc. (Advisor), the Fund’s investment advisor, has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.55% of average daily net assets until at least January 31, 2018 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.